FAIR VALUE ACCOUNTING	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE ACCOUNTING

11. FAIR VALUE ACCOUNTING

The Company measures and records liabilities for its Private Warrants (note 15) at fair value in the accompanying financial statements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, an exit price, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, includes:

●	Level 1 – Observable inputs for identical assets or liabilities such as quoted prices in active markets;
●	Level 2 – Inputs other than quoted prices in active markets that are either directly or indirectly observable; and
●	Level 3 – Unobservable inputs in which little or no market data exists, which are therefore developed by the Company using estimates and assumptions that reflect those that a market participant would use.

The following tables present the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis:

As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability for Private Warrants (Note 15)	$-	$-	$-	$-

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability for Private Warrants (Note 15)	$-	$-	$-	$-

The Company’s Private Warrants are included as Level 3 measurements in the tables above. The fair value of the Company’s Private Warrant liability was calculated using the Black-Scholes model and the following assumptions:

	As of	As of
	March 31,	December 31,
	2021	2020
Fair value of Company’s common stock	$-	$-
Dividend yield	-%	-%
Expected volatility	-%	-%
Risk Free interest rate	-%	-%
Expected life (years)	-	-
Fair value of financial instruments – Private Warrants	$-	$-

The change in fair value of the Company’s Private Warrants is as follows:

	Quarter ended
	March 31,	March 31,
	2021	2020
Beginning Balance	$-	$(930)
Change in Private Warrant liability	-	580
Ending Balance	$-	$(350)

The Company’s other financial instruments consist of cash and cash equivalents, accounts receivable, unbilled revenue, accounts payable, loans and borrowings and capital lease obligations. The fair value of the Company’s other financial instruments approximates the carrying amounts represented in the accompanying Condensed Consolidated Balance Sheets, primarily due to their short-term nature. The fair value of the Company’s long-term borrowings also approximates the carrying amounts as these loans are carrying interest at the market rate.